GOODWILL	12 Months Ended
Dec. 31, 2021
GOODWILL.
GOODWILL

8.GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2021 were as follows:

	Legacy Huazhu	Legacy DH	Total
Balance at January 1, 2020
Goodwill	2,661	—	2,661
Accumulated impairment loss	(4)	—	(4)
	2,657	—	2,657
Goodwill acquired during the year (Note 3)	3	2,694	2,697
Impairment loss	—	(437)	(437)
Net foreign exchange-goodwill	—	74	74
Net foreign exchange-impairment loss	—	(3)	(3)
Balance at December 31, 2020
Goodwill	2,664	2,768	5,432
Accumulated impairment loss	(4)	(440)	(444)
	2,660	2,328	4,988
Goodwill acquired during the year (Note 3)	372	6	378
Net foreign exchange-goodwill	—	(278)	(278)
Net foreign exchange-impairment loss	—	44	44
Balance at December 31, 2021
Goodwill	3,036	2,496	5,532
Accumulated impairment loss	(4)	(396)	(400)
	3,032	2,100	5,132